Summary of accounting policies (Policies)	6 Months Ended
Sep. 30, 2017
Summary of accounting policies
Description of business

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

The accounting and financial reporting policies of Nomura conform to U. S. generally accepted accounting principles (“U. S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2017 as filed on June 23, 2017.

New accounting pronouncements recently adopted

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2017.

The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the three months ended June 30, 2017:

Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-05, “Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”	• Clarifies how a change in counterparty of a derivative designated as hedging instrument in an existing hedging relationship affects the hedging relationship under ASC 815.	Prospective adoption from April 1, 2017.	No material impact.

ASU 2016-07, “Simplifying the Transition Method of Equity Method of Accounting”

•      Simplifies investor’s accounting for equity method investments as a result of an increase in ownership level or degree of influence over the investee from prior period.

•      Requires prospective application of equity method accounting from the date when an equity investment qualifies for equity method of accounting.

		Prospective adoption from April 1, 2017.	No material impact.

ASU 2016-09 “Improvements to Employee Share-Based Payment Accounting”

•      Allows an accounting policy election to be made to either account for forfeitures when they occur or to include estimated forfeitures in compensation expense recognized during a reporting period.

•      Requires all associated excess tax benefits to be recognized as an income tax benefit through earnings rather than as additional paid-in capital with excess tax deficiencies recognized as income tax expense rather than as an offset of excess tax benefits, if any.

•      Requires recognition of excess tax benefits regardless of whether the benefit reduces taxes payable in the current reporting period.

		Prospective adoption from April 1, 2017.	No material impact.
Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-17 “Interests Held through Related Parties That Are under Common Control”

•      Changes how a single decision-maker of a VIE should consider indirect variable interests in a VIE held through related parties that are under common control when determining if the single decision-maker is the primary beneficiary and should consolidate the VIE.

•      Amends existing guidance to align treatment of such variable interests with those held by related parties not under common control by considering variable interests of the single-decision maker on a proportionate basis.

		Full retrospective adoption from April 1, 2017.	No material impact.

ASU 2017-09, “Scope of Modification Accounting”

•      Amends ASC 718 “Compensation—Stock Compensation” to clarify when modification accounting should be applied to a share-based payment award when the terms and/or conditions of an award are changed.

•      Removes guidance which states that modification accounting is not required when an antidilution provision is added to a share-based payment award provided that this change is not made in anticipation of an equity restructuring.

		Nomura early adopted from April 1, 2017.	No material impact.

Future accounting developments

Future accounting developments—

The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2018 and which may have a material impact on these financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” —Other amendments

•      Requires all equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in earnings.

•      Introduces new disclosures for financial instruments including embedded derivatives.

•      Eliminates certain existing disclosures around the assumptions and methodology used to determine fair value of financial instruments.

		Modified retrospective adoption from April 1, 2018.	Unrealized changes in fair value of equity investment of an insurance subsidiary will be reported through earnings rather than other comprehensive income. Cumulative unrealized changes in fair value at adoption date will be reclassified to Retained earnings from Accumulated other comprehensive income (loss).

ASU 2014-09, “Revenue from Contracts with Customers”(1)

•      Replaces existing revenue recognition guidance in ASC 605 “Revenue Recognition” and certain industry-specific revenue recognition guidance with a new prescriptive model for recognition of revenue for services provided to customers.

•      Introduces specific guidance for the treatment of variable consideration, non-cash consideration, significant financing arrangements and amounts payable to the customer.

•      Revises existing guidance for principal-versus-agency determination.

•      Requires revenue recognition and measurement principles to be applied to sales of nonfinancial and in substance nonfinancial assets to noncustomers.

•      Specifies the accounting for costs to obtain or fulfill a customer contract.

•      Requires extensive new footnote disclosures around nature and type of revenue from services provided to customers.

		Modified retrospective adoption from April 1, 2018.(2)	Expected impact on timing of recognition and presentation of certain revenues and costs in the consolidated statement of income.(3)

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-02, “Leases”(4)

•      Replaces ASC 840 “Leases”, the current guidance on lease accounting, and revised the definition of a lease.

•      Requires all lessees to recognize a right of use asset and corresponding lease liability on balance sheet.

•      Lessor accounting is largely unchanged from current guidance.

•      Simplifies the accounting for sale leaseback and “build-to-suit” leases.

•      Requires extensive new qualitative and quantitative footnote disclosures on lease arrangements.

		Modified retrospective adoption from April 1, 2019.(5)	Currently evaluating the potential impact however a gross up of Nomura’s balance sheet is expected.

ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”

•      Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and receivables which are not carried at fair value with changes in fair value recognized through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•      The new model based on lifetime current expected credit losses (CECL) measurement, to be recognized at the time an in-scope instrument is originated, acquired or issued.

•      Replaces existing incurred credit losses model under current GAAP.

•      Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.

		Modified retrospective adoption from April 1, 2020.(5)	Currently evaluating the potential impact but increased allowances for credit losses will be recognized against financial instruments in scope of the new model which will impact earnings.
ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments” and ASU 2016-18, “Restricted Cash”

•      Amends the classification of certain cash receipts and cash payments in the statement of cash flows.

•      Requires movements in restricted cash and restricted cash equivalents to be presented as part of cash and cash equivalents in the statement of cash flows.

•      Requires new disclosures on the nature and amount of restricted cash and restricted cash equivalents.

		Full retrospective adoption from April 1, 2018.(5)	Currently evaluating the potential impact.

(1)	As subsequently amended by ASU 2015-14 “Revenue from Contracts with Customers—Deferral of the Effective Date”, ASU 2016-08 “Revenue from Contracts with Customers—Principal versus Agent Considerations”, ASU 2016-10 “Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing”, ASU 2016-12 “Revenue from Contracts with Customers—Narrow-Scope Improvements and Practical Expedients”, ASU 2016-20 “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”, ASU 2017-05 “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets”, and ASU 2017-13 “Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.”
(2)	Nomura will adopt ASU 2014-09 and related guidance on April 1, 2018 through modified retrospective adoption.
(3)	Based on the current status of Nomura’s evaluation of ASU 2014-09 and related guidance, Nomura currently expects the new guidance to have the following impacts on these consolidated financial statements:

•	A delay in the timing of when certain financial advisory fees are recognized as revenue but earlier recognition of certain asset management distribution fees;
•	A change in the timing of when certain costs to obtain and fulfill a contract in scope of the ASU are expensed, because of new guidance requiring such costs to be capitalized;
•

A change in the presentation of certain trade execution revenues and associated costs from a gross to a net basis in the consolidated statement of income as a result of revised principal-versus-agency guidance;

•

A change in the presentation of certain investment banking revenues and associated costs from a net to a gross basis in the consolidated statement of income as a result of revised principal-versus-agency guidance; and;

•

A significant increase in qualitative disclosures included within the footnotes to the financial statements which will discuss the accounting policies applied by Nomura in recognition of revenue from services and the treatment of associated costs.

Nomura continues to assess and evaluate the impact of the new guidance and as a result, additional impacts may be identified through to adoption date on April 1, 2018. Whilst Nomura’s evaluation is not complete, changes to the timing of when revenues or costs are recognized are not expected to have a material impact on these consolidated financial statements.

(4)	As subsequently amended by ASU 2017-13 “Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.”
(5)	Unless Nomura early adopts which is considered unlikely as of the date of these consolidated financial statements.